Trading properties	12 Months Ended
Jun. 30, 2020
Trading Properties [Abstract]
Trading properties
11.	Trading properties

Changes in the Group’s trading properties for the fiscal years ended June 30, 2020 and 2019 were as follows:

	Completed properties	Properties under development (i)	Undeveloped properties	Total
As of June 30, 2018	5,846	12,124	4,116	22,086
IFRS 15 adjustments	(1,558)	(6,767)	-	(8,325)
Additions	-	3,603	61	3,664
Currency translation adjustment	(633)	(499)	(217)	(1,349)
Transfers	3,470	(2,803)	(614)	53
Impairment	-	-	(46)	(46)
Capitalized finance costs	-	17	-	17
Disposals	(4,439)	(3,283)	-	(7,722)
As of June 30, 2019	2,686	2,392	3,300	8,378
Additions	24	1,640	563	2,227
Capitalized finance costs	-	93	-	93
Currency translation adjustment	302	33	543	878
Transfers	1,238	(990)	(33)	215
Desconsolidation	-	(155)	-	(155)
Disposals	(2,226)	(2,185)	(53)	(4,464)
As of June 30, 2020	2,024	828	4,320	7,172

			06.30.20	06.30.19
Non-current			4,856	7,855
Current			2,316	523
Total			7,172	8,378

(i)	Includes Zetol and Vista al Muelle plots of land, which have been mortgaged to secure Group’s borrowings. The net book value amounted to Ps. 407 as of June 30, 2020 and 2019, respectively. Additionally, the Group has contractual obligations not provisioned related to these plot of lands committed when certain properties were acquired or real estate projects were approved, and amount to Ps. 432 and Ps. 578, respectively. Both projects are expected to be completed in 2029.